STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock Incentive Plan 2017 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to estimate fair value of stock options

	December 31,	December 31,
	2021	2020
Risk-free interest rate	1.09%	0.15% - 2.92%
Expected volatility	83.34%	72.29% - 82.52%
Expected life (years)	6.22	4.93 - 6.07
Expected dividend yield	0%	0%

Schedule of stock option activity

	2022		2021
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Options outstanding at beginning of year	380,909	$10.03	489,718	$10.03
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled and forfeited	(42,037)	9.19	(57,149)	17.88
Balance at March 31	338,872	$8.49	432,569	$8.99
Options exercisable at March 31:	332,674	$8.44	408,306	$8.75
Weighted average grant date fair value for options granted and expected to be vested during the period:		$—		$—

	Options Outstanding				Options Exercisable
Weighted
		Average	Weighted			Weighted
		Remaining	Average	Aggregate		Average	Aggregate
	Options	Contractual	Exercise	Intrinsic	Options	Exercise	Intrinsic
As of March 31,	Outstanding	Life	Price	Value	Exercisable	Price	Value
2022	338,872	5.76	8.49	—	332,674	8.44	—
2021	432,569	6.72	8.99	839,700	408,306	8.75	269,514

	2021		2020
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Options outstanding at beginning of year	489,718	$10.03	598,083	$11.04
Granted	147,038	8.47	86,536	17.95
Exercised	(18,891)	6.64	—	—
Cancelled and forfeited	(236,956)	11.68	(194,901)	15.06
Balance at December 31	380,909	$8.57	489,718	$10.03
Options exercisable at December 31:	372,533	$8.49	441,430	$9.50
Weighted average grant date fair value for options granted and expected to be vested during the year:		$8.47		$17.43

	Options Outstanding				Options Exercisable
Weighted
		Average	Weighted			Weighted
		Remaining	Average	Aggregate		Average	Aggregate
	Options	Contractual	Exercise	Intrinsic	Options	Exercise	Intrinsic
As of December 31,	Outstanding	Life	Price	Value	Exercisable	Price	Value
2021	380,909	5.45	8.57	—	372,533	8.49	—
2020	489,718	6.37	10.03	554,900	441,430	9.50	—

Schedule of stock-based compensation

	Three Months Ended
	March 31,
	2022	2021
Research and development	$49,000	$19,000
General and administrative	8,000	102,000
Total	$57,000	$121,000

	Year Ended
	December 31,
	2021	2020
Research and development	$176,600	$1,008,000
General and administrative	274,600	332,000
Total	$451,200	$1,340,000

Stock Incentive Plan 2017 | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted stock unit activity

	2022		2021
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Nonvested RSUs at beginning of year, as restated	510,851	$12.48	946,245	$12.81
Granted	—	—	6,019	9.00
Vested	(2,947)	8.71	—	—
Cancelled and forfeited	(334,271)	12.81	—	—
Nonvested RSUs at March 31,	173,633	$11.91	952,264	$12.79

	2021		2020
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Nonvested RSUs at beginning of year	946,245	$12.81	—	$—
Granted	166,660	7.98	1,655,579	12.84
Vested	(37,802)	6.51	—	—
Cancelled and forfeited	(208,145)	12.79	(709,334)	12.87
Nonvested RSUs at December 31,	866,958	$12.16	946,245	$12.81

Schedule of stock-based compensation

	Three Months Ended
	March 31,
	2022	2021
Research and development	$12,000	$267,700
General and administrative	(7,100)	556,600
Total	$4,900	$824,300

	Year Ended
	December 31,
	2021	2020
Research and development	$2,070,600	$748,400
General and administrative	1,053,900	1,725,300
Total	$3,124,500	$2,473,700

Stock Incentive Plan 2021 | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted stock unit activity

	2022
		Weighted Average
		Grant Date
		Fair Value
	Shares	Per Share
Nonvested RSUs at beginning of year	62,049	$5.52
Granted	—	—
Vested	—	—
Cancelled and forfeited	(2,090)	4.22
Nonvested RSUs at March 31,	59,959	$5.57

	2021
		Weighted Average
		Grant Date
		Fair Value
	Shares	Per Share
Nonvested RSUs at beginning of year	—	$—
Granted	102,613	5.20
Vested	(37,900)	4.75
Cancelled and forfeited	(2,664)	4.22
Nonvested RSUs at December 31,	62,049	$5.52

Schedule of stock-based compensation

Three Months Ended
March 31,
2022
Research and development	$8,300
General and administrative	9,900
Total	$18,200

Year Ended
December 31,
2021
Research and development	34,300
General and administrative	152,900
Total	$187,200